united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Suite 200, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 04/30

Date of reporting period: 1/31/19

Item 1. Schedule of Investments.

RISKPRO 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2019

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 53.88%
	EQUITY FUNDS - 53.88%
161,993	JPMorgan Diversified Return Emerging Markets ETF	$8,904,755
225,702	JPMorgan Diversified Return International Equity ETF	12,336,871
201,674	JPMorgan Diversified Return US Equity ETF	14,197,850
57,127	JPMorgan Diversified Return US Mid Cap Equity ETF	3,583,462
113,597	JPMorgan Diversified Return US Small Cap Equity ETF	3,359,563
77,519	JPMorgan US Momentum Factor ETF +	2,018,634
79,161	JPMorgan US Value Factor ETF	2,011,774
	TOTAL EXCHANGE TRADED FUNDS (Cost - $44,334,698)	46,412,909

	MUTUAL FUNDS - 45.16%
	EQUITY FUNDS - 45.16%
335,359	JPMorgan Equity Index Fund - Class I	13,870,463
319,796	JPMorgan International Research Enhanced Equity - Class I	5,308,607
195,885	JPMorgan Large Cap Growth Fund - Class I	7,177,240
568,830	JPMorgan Large Cap Value Fund - Class I	7,633,693
365,871	JPMorgan Realty Income Fund - Class I	4,917,302
	TOTAL MUTUAL FUNDS (Cost - $39,197,501)	38,907,305

	SHORT-TERM INVESTMENT - 1.12%
	MONEY MARKET FUND - 1.12%
961,729	Milestone Treasury Obligations Portfolio - Institutional Class, 2.23%* (a)	961,729
	TOTAL SHORT-TERM INVESTMENT (Cost - $961,729)

	TOTAL INVESTMENTS - 100.16% (Cost - $84,493,928)	$86,281,943
	OTHER ASSETS AND LIABILITIES - NET - (0.16)%	(139,046)
	TOTAL NET ASSETS - 100.00%	$86,142,897

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven day effective yield on January 31, 2019.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
+ Affiliated Company - RiskPro 30+ Fund holds in excess of 5% of outstanding voting securities of this exchange traded fund.

RISKPRO AGGRESSIVE 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2019

Shares	Description	Value
	MUTUAL FUNDS - 99.28%
	EQUITY FUNDS - 99.28%
704,266	DFA International Small Company Portfolio - Institutional Class	$12,106,324
1,120,968	SA Emerging Markets Value Fund - Select Class +	11,030,323
2,507,705	SA International Value Fund - Select Class	26,907,676
651,821	SA Real Estate Securities Fund - Select Class	7,574,160
1,244,828	SA US Core Market Fund - Select Class	28,033,538
624,998	SA US Small Company Fund - Select Class	15,162,452
1,309,546	SA US Value Fund - Select Class	21,306,308
	TOTAL MUTUAL FUNDS (Cost - $137,613,530)	122,120,781

	SHORT-TERM INVESTMENT - 0.89%
	MONEY MARKET FUND - 0.89%
1,092,497	Milestone Treasury Obligations Portfolio - Institutional Class, 2.23%* (a)	1,092,497
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,092,497)

	TOTAL INVESTMENTS - 100.17% (Cost - $138,706,027)	$123,213,278
	OTHER ASSETS AND LIABILITIES - NET - (0.17)%	(211,882)
	TOTAL NET ASSETS - 100.00%	$123,001,396

+ Affiliated Company - RiskPro Aggressive 30+ Fund holds in excess of 5% of outstanding voting securities of this mutual fund.
* Money market fund; interest rate reflects seven day effective yield on January 31, 2019.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

RISKPRO ALTERNATIVE 0-15 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2019

Shares	Description	Value
	MUTUAL FUNDS - 98.00%
	ALTERNATIVE FUNDS - 62.57%
1,143,360	PIMCO Dynamic Bond Fund - Institutional Class	$12,313,982
864,661	PIMCO EqS Long/Short Fund - Institutional Class	9,640,968
1,032,519	PIMCO RAE Worldwide Long/Short Plus Fund - Institutional Class	10,397,466
1,071,304	PIMCO Trends Managed Futures Strategy Fund - Institutional Class	10,166,673
		42,519,089
	DEBT FUNDS - 35.43%
1,151,407	PIMCO Credit Opportunity Bond Fund - Institutional Class	11,295,304
1,182,289	PIMCO Mortgage Opportunities Fund - Institutional Class ^	12,780,539
		24,075,843

	TOTAL MUTUAL FUNDS (Cost - $68,372,814)	66,594,932

	SHORT-TERM INVESTMENT - 2.07%
	MONEY MARKET FUND - 2.07%
1,404,924	Milestone Treasury Obligations Portfolio - Institutional Class, 2.23%* (a)	1,404,924
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,404,924)

	TOTAL INVESTMENTS - 100.07% (Cost - $69,777,738)	$67,999,856
	OTHER ASSETS AND LIABILITIES - NET - (0.07)%	(48,810)
	TOTAL NET ASSETS - 100.00%	$67,951,046

* Money market fund; interest rate reflects seven day effective yield on January 31, 2019.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
^ The value of this security has been determined in good faith under policies of the Board of Trustees.

RISKPRO DYNAMIC 0-10 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2019

Shares	Description	Value
	MUTUAL FUNDS - 97.28%
	DEBT FUNDS - 97.28%
426,078	PIMCO Diversified Income Fund - Institutional Class	$4,559,038
282,899	PIMCO International Bond Fund U.S. Dollar-Hedged - Institutional Class	3,046,822
787,334	PIMCO Investment Grade Credit Bond Fund - Institutional Class	7,967,820
1,044,083	PIMCO Low Duration Income Fund - Institutional Class	8,906,032
723,449	PIMCO Mortgage Opportunities and Bond Fund - Institutional Class ^	7,820,488
511,743	PIMCO Real Return Fund - Institutional Class	5,496,124
2,305,648	PIMCO Total Return Fund - Institutional Class	23,102,593
	TOTAL MUTUAL FUNDS (Cost - $61,175,059)	60,898,917

	SHORT-TERM INVESTMENT - 2.66%
	MONEY MARKET FUND - 2.66%
1,666,181	Milestone Treasury Obligations Portfolio - Institutional Class, 2.23%* (a)	1,666,181
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,666,181)

	TOTAL INVESTMENTS - 99.94% (Cost - $62,841,240)	$62,565,098
	OTHER ASSETS AND LIABILITIES - NET - 0.06%	39,358
	TOTAL NET ASSETS - 100.00%	$62,604,456

* Money market fund; interest rate reflects seven day effective yield on January 31, 2019.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
^ The value of this security has been determined in good faith under policies of the Board of Trustees.

RISKPRO DYNAMIC 15-25 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2019

Shares	Description	Value
	MUTUAL FUNDS - 99.58%
	DEBT FUNDS - 38.60%
477,345	PIMCO Diversified Income Fund - Institutional Class	$5,107,596
348,805	PIMCO International Bond Fund U.S. Dollar-Hedged - Institutional Class	3,756,625
1,096,634	PIMCO Investment Grade Credit Bond Fund - Institutional Class	11,097,940
1,153,652	PIMCO Low Duration Income Fund - Institutional Class	9,840,651
687,985	PIMCO Mortgage Opportunities and Bond Fund - Institutional Class ^	7,437,121
702,318	PIMCO Real Return Fund - Institutional Class	7,542,894
2,977,297	PIMCO Total Return Fund - Institutional Class	29,832,513
		74,615,340
	EQUITY FUNDS - 60.98%
1,993,477	PIMCO RAE Emerging Markets Fund - Institutional Class	19,655,688
1,843,439	PIMCO RAE International Fund - Institutional Class	17,567,971
2,050,510	PIMCO RAE U.S. Fund - Institutional Class	21,571,362
950,725	PIMCO RealEstateRealReturn Strategy Fund - Institutional Class	8,309,333
2,177,572	PIMCO StocksPlus Absolute Return Fund - Institutional Class	21,557,965
3,864,063	PIMCO StocksPLUS International Fund U.S. Dollar Hedged - Institutional Class	29,212,314
		117,874,633

	TOTAL MUTUAL FUNDS (Cost - $205,242,020)	192,489,973

	SHORT-TERM INVESTMENT - 0.48%
	MONEY MARKET FUND - 0.48%
936,156	Milestone Treasury Obligations Portfolio - Institutional Class, 2.23%* (a)	936,156
	TOTAL SHORT-TERM INVESTMENT (Cost - $936,156)

	TOTAL INVESTMENTS - 100.06% (Cost - $206,178,176)	$193,426,129
	OTHER ASSETS AND LIABILITIES - NET - (0.06)%	(123,212)
	TOTAL NET ASSETS - 100.00%	$193,302,917

* Money market fund; interest rate reflects seven day effective yield on January 31, 2019.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
^ The value of this security has been determined in good faith under policies of the Board of Trustees.

RISKPRO DYNAMIC 20-30 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2019

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 53.59%
	DEBT FUNDS - 10.67%
205,212	JPMorgan Disciplined High Yield ETF +	$10,138,355
57,304	JPMorgan Ultra-Short Income ETF	2,877,807
47,265	JPMorgan USD Emerging Markets Sovereign Bond ETF	2,240,361
		15,256,523
	EQUITY FUNDS - 42.92%
164,837	JPMorgan Diversified Return Emerging Markets ETF	9,061,090
348,941	JPMorgan Diversified Return International Equity ETF	19,073,115
228,755	JPMorgan Diversified Return U.S. Equity ETF	16,104,352
65,316	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	4,097,142
188,435	JPMorgan Diversified Return U.S. Small Cap Equity	5,572,852
143,120	JPMorgan U.S. Momentum Factor ETF +	3,726,916
146,101	JPMorgan U.S. Value Factor ETF +	3,712,967
		61,348,434

	TOTAL EXCHANGE TRADED FUNDS (Cost - $74,145,231)	76,604,957

	MUTUAL FUNDS - 45.92%
	DEBT FUNDS - 23.66%
1,042,255	JPMorgan Core Bond Fund - Institutional Class	11,819,171
2,279,137	JPMorgan Core Plus Bond Fund - Institutional Class	18,461,008
387,938	JPMorgan Floating Rate Income Fund - Institutional Class	3,545,754
		33,825,933
	EQUITY FUNDS - 22.26%
386,395	JPMorgan Equity Index Fund - Institutional Class	15,981,302
141,714	JPMorgan Large Cap Growth Fund - Institutional Class	5,192,401
411,686	JPMorgan Large Cap Value Fund - Institutional Class	5,524,831
380,539	JPMorgan Realty Income Fund - Institutional Class	5,114,447
		31,812,981

	TOTAL MUTUAL FUNDS (Cost - $65,589,849)	65,638,914

	SHORT-TERM INVESTMENT - 0.53%
	MONEY MARKET FUND - 0.53%
763,331	Milestone Treasury Obligations Portfolio - Institutional Class, 2.23%* (a)	763,331
	TOTAL SHORT-TERM INVESTMENT (Cost - $763,331)

	TOTAL INVESTMENTS - 100.04% (Cost - $140,498,411)	$143,007,202
	OTHER ASSETS AND LIABILITIES - NET - (0.04)%	(65,913)
	TOTAL NET ASSETS - 100.00%	$142,941,289

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven day effective yield on January 31, 2019.
(a) The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.
+ Affiliated Company - RiskPro Dynamic 20-30 Fund holds in excess of 5% of outstanding voting securities of this exchange traded fund.

RISKPRO PFG 0-15 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2019

Shares	Description	Value
	MUTUAL FUNDS - 93.90%
	ALTERNATIVE FUNDS - 34.62%
968,679	BNY Mellon Absolute Insight Multi-Strategy Fund - Institutional Class + ^	$11,662,896
597,024	Dreyfus Global Real Return Fund - Institutional Class ^	8,519,527
		20,182,423
	DEBT FUNDS - 54.29%
885,583	BNY Mellon Insight Core Plus Fund - Institutional Class	8,758,421
1,103,613	Dreyfus/Standish Global Fixed Income Fund - Institutional Class ^	22,888,931
		31,647,352
	EQUITY FUND - 4.99%
354,046	BNY Mellon Income Stock Fund - Institutional Class	2,910,262

	TOTAL MUTUAL FUNDS (Cost - $56,012,455)	54,740,037

	SHORT-TERM INVESTMENT - 0.95%
	MONEY MARKET FUND - 0.95%
554,350	Milestone Treasury Obligations Portfolio - Institutional Class, 2.23%* (a)	554,350
	TOTAL SHORT-TERM INVESTMENT (Cost - $554,350)

	TOTAL INVESTMENTS - 94.85% (Cost - $56,566,805)	$55,294,387
	OTHER ASSETS AND LIABILITIES - NET - 5.15%	3,003,544
	TOTAL NET ASSETS - 100.00%	$58,297,931

* Money market fund; interest rate reflects seven day effective yield on January 31, 2019.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
+ Affiliated Company - RiskPro PFG 0-15 Fund holds in excess of 5% of outstanding voting securities of this Mutual Fund.
^ The value of this security has been determined in good faith under policies of the Board of Trustees.

RISKPRO PFG 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2019

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 17.54%
	COMMODITY FUND - 4.46%
151,123	iShares Commodities Select Strategy ETF	$4,864,649

	EQUITY FUNDS - 13.08%
68,150	Schwab International Small-Cap Equity ETF	2,153,540
61,790	SPDR Portfolio Emerging Markets ETF	2,190,456
86,999	Vanguard Global ex-U.S. Real Estate ETF	4,991,133
14,643	Vanguard Small-Cap Growth ETF	2,481,989
19,404	Vanguard Small-Cap Value ETF	2,460,233
		14,277,351

	TOTAL EXCHANGE TRADED FUNDS (Cost - $18,836,350)	19,142,000

	MUTUAL FUNDS - 82.34%
	EQUITY FUNDS - 82.34%
141,659	MFS Growth Fund - Retail Class	14,529,917
366,773	MFS Institutional International Equity Fund - Institutional Class	8,681,524
276,848	MFS International Growth Fund - Retail Class	8,693,016
67,791	MFS International New Discovery Fund - Retail Class	2,166,607
622,180	MFS Mid Cap Growth Fund - Institutional Class	11,236,569
512,052	MFS Mid Cap Value Fund - Institutional Class	11,208,828
260,273	MFS Research Fund - Retail Class	10,174,071
520,071	MFS Research International Fund - Retail Class	8,664,390
380,561	MFS Value Fund - Retail Class	14,499,386
	TOTAL MUTUAL FUNDS (Cost - $95,190,342)	89,854,308

	SHORT-TERM INVESTMENT - 0.31%
	MONEY MARKET FUND - 0.31%
338,535	Milestone Treasury Obligations Portfolio - Institutional Class, 2.23%* (a)	338,535
	TOTAL SHORT-TERM INVESTMENT (Cost - $338,535)

	TOTAL INVESTMENTS - 100.19% (Cost - $114,365,227)	$109,334,843
	OTHER ASSETS AND LIABILITIES - NET - (0.19)%	(204,003)
	TOTAL NET ASSETS - 100.00%	$109,130,840

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven day effective yield on January 31, 2019.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

RISKPRO PFG AGGRESSIVE 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2019

Shares	Description	Value
	MUTUAL FUNDS - 99.79%
	EQUITY FUNDS - 99.79%
297,149	Fidelity 500 Index Fund - Institutional Class	$27,955,742
1,531,094	Fidelity Emerging Markets Index Fund - Institutional Class	15,938,689
8,657,276	Wilshire International Equity Fund - Institutional Class +	85,014,453
644,347	Wilshire Large Company Growth - Institutional Class +	25,690,107
2,106,982	Wilshire Large Company Value - Institutional Class +	38,894,879
325,707	Wilshire Small Company Growth - Institutional Class +	8,618,204
409,552	Wilshire Small Company Value - Institutional Class +	8,367,146
	TOTAL MUTUAL FUNDS (Cost - $235,646,161)	210,479,220

	SHORT-TERM INVESTMENT - 0.40%
	MONEY MARKET FUND - 0.40%
853,182	Milestone Treasury Obligations Portfolio - Institutional Class, 2.23%* (a)	853,182
	TOTAL SHORT-TERM INVESTMENT (Cost - $853,182)

	TOTAL INVESTMENTS - 100.19% (Cost - $236,499,343)	$211,332,402
	OTHER ASSETS AND LIABILITIES - NET - (0.19)%	(400,652)
	TOTAL NET ASSETS - 100.00%	$210,931,750

+ Affiliated Company - RiskPro PFG Aggressive 30+ Fund holds in excess of 5% of outstanding voting securities of this mutual fund.
* Money market fund; interest rate reflects seven day effective yield on January 31, 2019.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

RISKPRO PFG BALANCED 20-30 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2019

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 45.06%
	EQUITY FUNDS - 45.06%
171,000	Invesco QQQ Trust Series 1	$28,755,360
216,427	iShares Core S&P Mid-Cap ETF	39,638,605
272,306	iShares Core S&P Small-Cap ETF	20,883,147
223,563	Vanguard S&P 500 ETF	55,445,859
23,543	Vanguard Total Stock Market ETF	3,261,412
	TOTAL EXCHANGE TRADED FUNDS (Cost - $151,967,631)	147,984,383

	MUTUAL FUNDS - 54.03%
	ALTERNATIVE FUND - 2.41%
694,493	Litman Gregory Masters Alternative Strategies Fund - Institutional Class	7,903,333

	ASSET ALLOCATION FUNDS - 33.90%
1,497,167	American Balanced Fund - Retail Class	39,031,140
867,755	BlackRock Balanced Capital Fund, Inc. - Institutional Class	18,760,858
337,192	Columbia Balanced Fund - Institutional Class	13,143,742
1,836,380	Fidelity Balanced Fund - Institutional Class	40,418,732
		111,354,472
	DEBT FUNDS - 11.85%
716,319	Guggenheim Total Return Bond Fund - Institutional Class	19,032,599
1,902,299	Semper MBS Total Return Fund - Institutional Class	19,879,026
		38,911,625
	EQUITY FUND - 5.87%
1,568,041	GuideStone Defensive Market Strategies Fund - Investor Class	19,302,587

	TOTAL MUTUAL FUNDS (Cost - $185,326,875)	177,472,017

	SHORT-TERM INVESTMENT - 1.01%
	MONEY MARKET FUND - 1.01%
3,320,123	Milestone Treasury Obligations Portfolio - Institutional Class, 2.23%* (a)	3,320,123
	TOTAL SHORT-TERM INVESTMENT (Cost - $3,320,123)

	TOTAL INVESTMENTS - 100.10% (Cost - $340,614,629)	$328,776,523
	OTHER ASSETS AND LIABILITIES - NET - (0.10)%	(334,133)
	TOTAL NET ASSETS - 100.00%	$328,442,390

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven day effective yield on January 31, 2019.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

RISKPRO PFG EQUITY 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2019

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 79.54%
	EQUITY FUNDS - 79.54%
101,089	First Trust Dow Jones Internet Index Fund ^	$13,376,096
194,944	Health Care Select Sector SPDR Fund	17,675,572
117,615	Invesco QQQ Trust Series 1	19,778,138
648,053	iShares Core S&P Small-Cap ETF	49,699,185
624,842	iShares Edge MSCI Min Vol USA ETF	34,591,253
304,707	iShares Russell Exponential Technologies ETF	11,015,158
228,263	iShares Russell 1000 ETF	34,257,711
1,001,677	iShares Russell Mid-Cap ETF	51,496,215
264,336	iShares Russell Top 200 Growth ETF	20,504,544
459,147	iShares Russell Top 200 Value ETF+	23,397,902
	TOTAL EXCHANGE TRADED FUNDS (Cost - $274,959,257)	275,791,774

	MUTUAL FUNDS - 19.90%
	EQUITY FUNDS - 19.90%
803,269	Akre Focus Fund - Institutional Class	29,873,583
2,805,330	DoubleLine Shiller Enhanced CAPE/USA - Class I	39,106,298
	TOTAL MUTUAL FUNDS (Cost - $71,464,219)	68,979,881

	SHORT-TERM INVESTMENT - 0.67%
	MONEY MARKET FUND - 0.67%
2,325,380	Milestone Treasury Obligations Portfolio - Institutional Class, 2.23%* (a)	2,325,380
	TOTAL SHORT-TERM INVESTMENT (Cost - $2,325,380)

	TOTAL INVESTMENTS - 100.11% (Cost - $348,748,856)	$347,097,035
	OTHER ASSETS AND LIABILITIES - NET - (0.11)%	(366,548)
	TOTAL NET ASSETS - 100.00%	$346,730,487

ETF - Exchange Traded Fund
+ Affiliated Company - RiskPro PFG Equity 30+ Fund holds in excess of 5% of outstanding voting securities of this exchange traded fund.
* Money market fund; interest rate reflects seven day effective yield on January 31, 2019.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
^ Non-income producing security.

RISKPRO PFG GLOBAL 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2019

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 43.42%
	EQUITY FUNDS - 43.42%
99,906	iShares Core S&P Small-Cap ETF	$7,661,791
167,378	iShares MSCI ACWI ETF	11,602,643
277,080	Schwab U.S. Mid-Cap ETF	14,757,281
28,169	Vanguard S&P 500 ETF	6,986,194
171,892	Vanguard Total World Stock ETF	12,151,045
	TOTAL EXCHANGE TRADED FUNDS (Cost - $55,839,642)	53,158,954

	MUTUAL FUNDS - 55.45%
	EQUITY FUNDS - 55.45%
262,957	Matthews Japan Fund - Institutional Class	5,185,508
607,117	Morgan Stanley Global Opportunity Fund - Class I	14,425,109
348,343	Morgan Stanley International Opportunity Fund - Class I	7,576,455
192,752	Oppenheimer Global Opportunities Fund - Class I	11,358,897
559,744	T Rowe Price Global Stock Fund - Class I	21,662,074
470,257	Virtus KAR International Small-Cap Fund - Institutional Class	7,674,601
	TOTAL MUTUAL FUNDS (Cost - $74,661,720)	67,882,644

	SHORT-TERM INVESTMENTS - 1.28%
	MONEY MARKET FUNDS - 1.28%
1,563,095	Milestone Treasury Obligations Portfolio - Institutional Class, 2.23%* (a)	1,563,095
107	Rydex Series Fund - U.S. Government Money Market	107
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,563,202)	1,563,202

	TOTAL INVESTMENTS - 100.15% (Cost - $132,064,564)	$122,604,800
	OTHER ASSETS AND LIABILITIES - NET - (0.15)%	(189,163)
	TOTAL NET ASSETS - 100.00%	$122,415,637

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven day effective yield on January 31, 2019.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

RISKPRO TACTICAL 0-30 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2019

Shares	Description	Value
	MUTUAL FUNDS - 98.80%
	ALTERNATIVE FUND - 9.88%
851,565	Meeder Spectrum Fund - Institutional Class +	$9,469,406

	ASSET ALLOCATION FUNDS - 61.23%
4,186,623	Meeder Balanced Fund - Institutional Class +	47,560,037
508,100	Meeder Conservative Allocation - Institutional Class ^	11,137,557
		58,697,594
	EQUITY FUNDS - 27.69%
1,113,028	Meeder Moderate Allocation Fund - Institutional Class + ^	12,332,354
1,943,836	Meeder Muirfield Fund - Institutional Class	14,209,444
		26,541,798

	TOTAL MUTUAL FUNDS (Cost - $98,215,523)	94,708,798

	SHORT-TERM INVESTMENT - 1.40%
	MONEY MARKET FUND - 1.40%
1,343,760	Milestone Treasury Obligations Portfolio - Institutional Class, 2.23%* (a)	1,343,760
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,343,760)

	TOTAL INVESTMENTS - 100.20% (Cost - $99,559,283)	$96,052,558
	OTHER ASSETS AND LIABILITIES - NET - (0.20)%	(191,498)
	TOTAL NET ASSETS - 100.00%	$95,861,060

+ Affiliated Company - RiskPro Tactical 0-30 Fund holds in excess of 5% of outstanding voting securities of this mutual fund.
* Money market fund; interest rate reflects seven day effective yield on January 31, 2019.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
^ The value of this security has been determined in good faith under policies of the Board of Trustees.

RiskPro Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2019

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilies and disclosure of contingent assets and liabilies at the date of the financial statements and the reported amounts of income and expenses for the period. Acutal results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.
The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2019 for the Funds’ assets and liabilities measured at fair value:

RiskPro 30+ Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$46,412,909	$-	$-	$46,412,909
Mutual Funds	38,907,305	-	-	38,907,305
Short-Term Investment	961,729	-	-	961,729
Total	$86,281,943	$-	$-	$86,281,943

RiskPro Aggressive 30+ Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$122,120,781	$-	$-	$122,120,781
Short-Term Investment	1,092,497	-	-	1,092,497
Total	$123,213,278	$-	$-	$123,213,278

RiskPro Alternative 0-15 Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$53,814,393	$12,780,539	$-	$66,594,932
Short-Term Investment	1,404,924	-	-	1,404,924
Total	$55,219,317	$12,780,539	$-	$67,999,856

RiskPro Dynamic 0-10 Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$53,078,429	$7,820,488	$-	$60,898,917
Short-Term Investment	1,666,181	-	-	1,666,181
Total	$54,744,610	$7,820,488	$-	$62,565,098

RiskPro Dynamic 15-25 Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$185,052,852	$7,437,121	$-	$192,489,973
Short-Term Investment	936,156	-	-	936,156
Total	$185,989,008	$7,437,121	$-	$193,426,129

RiskPro Dynamic 20-30 Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$76,604,957	$-	$-	$76,604,957
Mutual Funds	65,638,914	-	-	65,638,914
Short-Term Investment	763,331	-	-	763,331
Total	$143,007,202	$-	$-	$143,007,202

RiskPro PFG 0-15 Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$11,668,683	$43,071,354	$-	$54,740,037
Short-Term Investment	554,350	-	-	554,350
Total	$12,223,033	$43,071,354	$-	$55,294,387

RiskPro PFG 30+ Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$19,142,000	$-	$-	$19,142,000
Mutual Funds	89,854,308	-	-	89,854,308
Short-Term Investment	338,535	-	-	338,535
Total	$109,334,843	$-	$-	$109,334,843

RiskPro PFG Aggressive 30+ Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$210,479,220	$-	$-	$210,479,220
Short-Term Investment	853,182	-	-	853,182
Total	$211,332,402	$-	$-	$211,332,402

RiskPro PFG Balanced 20-30 Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$147,984,383	$-	$-	$147,984,383
Mutual Funds	177,472,017	-	-	177,472,017
Short-Term Investment	3,320,123	-	-	3,320,123
Total	$328,776,523	$-	$-	$328,776,523

RiskPro PFG Equity 30+ Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$275,791,774	$-	$-	$275,791,774
Mutual Funds	68,979,881	-	-	68,979,881
Short-Term Investment	2,325,380	-	-	2,325,380
Total	$347,097,035	$-	$-	$347,097,035

RiskPro PFG Global 30+ Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$53,158,954	$-	$-	$53,158,954
Mutual Funds	67,882,644	-	-	67,882,644
Short-Term Investments	1,563,202	-	-	1,563,202
Total	$122,604,800	$-	$-	$122,604,800

RiskPro Tactical 0-30 Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$71,238,887	$23,469,911	$-	$94,708,798
Short-Term Investment	1,343,760	-	-	1,343,760
Total	$72,582,647	$23,469,911	$-	$96,052,558

* Refer to the Portfolio of Investments for Industry Classification.
There were no transfers between levels for the period.
The Funds did not hold any Level 3 securities during the period.

The following amounts were transfers in/(out) of Level 2 Assets:

RiskPro Alternative 0-15 Fund
	Mutual Funds ^	Total
Transfers into Level 2 from Level 1	$12,780,539	$12,780,539
Net Transfer In/Out of Level 2	$12,780,539	$12,780,539
^ PIMCO Mortgage Opportunities Fund - Institutional Class

RiskPro Dynamic 0-10 Fund
	Mutual Funds +	Total
Transfers into Level 2 from Level 1	$7,820,488	$7,820,488
Net Transfer In/Out of Level 2	$7,820,488	$7,820,488
+ PIMCO Mortgage Opportunities and Bond Fund - Institutional Class

RiskPro Dynamic 15-25 Fund
	Mutual Funds #	Total
Transfers into Level 2 from Level 1	$7,437,121	$7,437,121
Net Transfer In/Out of Level 2	$7,437,121	$7,437,121
# PIMCO Mortgage Opportunities and Bond Fund - Institutional Class

RiskPro PFG 0-15 Fund
	Mutual Funds @	Total
Transfers into Level 2 from Level 1	$43,071,354	$43,071,354
Net Transfer In/Out of Level 2	$43,071,354	$43,071,354
@ BNY Mellon Absolute Insight Multi-Strategy Fund - Institutional Class, Dreyfus Global Real Return Fund - Institutional Class, and Dreyfus/Standish Global Fixed Income Fund - Institutional Class

RiskPro Tactical 0-30 Fund
	Mutual Funds *	Total
Transfers into Level 2 from Level 1	$23,469,911	$23,469,911
Net Transfer In/Out of Level 2	$23,469,911	$23,469,911
*Meeder Conservative Allocation - Institutional Class and Meeder Moderate Allocation Fund - Institutional Class

The Funds did not hold any Level 3 securities during the period. There were no transfers between levels during the period presented except for RiskPro Alternative 0-15 Fund, RiskPro Dynamic 0-10 Fund, RiskPro Dynamic 15-25 Fund, RiskPro PFG 0-15 Fund, and RiskPro Tactical 0-30 Fund. Transfers that were made into Level 2 represent securities that were fair valued using observable inputs. It is the Funds’ policy to record transfers between levels at the end of the reporting period.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
RiskPro 30+ Fund	$84,528,639	$2,562,155	$(808,851)	$1,753,304
RiskPro Aggressive 30+ Fund	138,706,288	279,012	(15,772,022)	(15,493,010)
RiskPro Alternative 0-15 Fund	69,799,395	-	(1,799,539)	(1,799,539)
RiskPro Dynamic 0-10 Fund	62,967,207	81,202	(483,311)	(402,109)
RiskPro Dynamic 15-25 Fund	206,578,396	765,253	(13,917,520)	(13,152,267)
RiskPro Dynamic 20-30 Fund	140,498,411	3,087,112	(578,321)	2,508,791
RiskPro PFG 0-15 Fund	56,575,122	80,766	(1,361,501)	(1,280,735)
RiskPro PFG 30+ Fund	114,365,227	1,758,425	(6,788,809)	(5,030,384)
RiskPro PFG Aggressive 30+ Fund	236,525,014	-	(25,192,612)	(25,192,612)
RiskPro PFG Balanced 20-30 Fund	341,469,584	-	(12,693,061)	(12,693,061)
RiskPro PFG Equity 30+ Fund	348,899,628	6,194,430	(7,997,023)	(1,802,593)
RiskPro PFG Global 30+ Fund	132,516,153	-	(9,911,353)	(9,911,353)
RiskPro Tactical 0-30 Fund	99,567,151	-	(3,514,593)	(3,514,593)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 3/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 3/29/2019

By (Signature and Title)

*/s/ James Colantino

James Colantino, Principal Financial Officer

Date 3/29/2019